Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Disclosure of operating segments
Information About Reportable Segments:

	2022
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	—	1,500	81	509	2,090
Grant revenue	2,826	10,702	—	—	13,528
Total revenue	2,826	12,202	81	509	15,618
General and administrative expenses	(8,301)	(16,462)	(1,296)	(34,933)	(60,991)
Research and development expenses	(116,054)	(34,668)	(826)	(885)	(152,433)
Total operating expense	(124,355)	(51,130)	(2,122)	(35,817)	(213,425)
Other income/(expense):
Gain on deconsolidation of subsidiary	—	—	—	27,251	27,251
Gain/(loss) on investment held at fair value	—	—	—	(32,060)	(32,060)
Realized loss on sale of investments	—	—	—	(29,303)	(29,303)
Other income/(expense)	(204)	(3)	—	8,338	8,131
Total other income/(expense)	(204)	(3)	—	(25,775)	(25,981)
Net finance income/(costs)	615	138,006	(3,045)	3,348	138,924
Share of net income/(loss) of associates accounted for using the equity method	—	—	—	(27,749)	(27,749)
Gain on dilution of ownership interest in associate	—	—	—	28,220	28,220
Impairment of investment in associate	—	—	—	(8,390)	(8,390)
Income/(loss) before taxes	(121,118)	99,075	(5,085)	(65,655)	(92,783)
Income/(loss) before taxes pre IFRS 9 fair value accounting, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(114,255)	(32,468)	(2,079)	(57,452)	(206,254)
Finance income/(costs) – IFRS 9 fair value accounting	—	140,056	(2,993)	—	137,063
Share-based payment expense	(5,136)	(4,703)	(8)	(4,852)	(14,699)
Depreciation of tangible assets	(1,727)	(2,526)	(4)	(1,588)	(5,845)
Amortization of ROU assets	—	(1,283)	—	(1,764)	(3,047)
Amortization of intangible assets	—	—	(1)	—	(1)
Taxation	—	—	—	55,719	55,719
Income/(loss) for the year	(121,118)	99,075	(5,085)	(9,936)	(37,065)
Other comprehensive income/(loss)	—	—	—	(379)	(379)
Total comprehensive income/(loss) for the year	(121,118)	99,075	(5,085)	(10,316)	(37,444)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(121,118)	85,471	(4,755)	(10,331)	(50,733)
Non-controlling interests	—	13,604	(330)	15	13,290
	December 31, 2022 $000s
Consolidated Statements of Financial Position:
Total assets	51,599	35,341	—	615,707	702,647
Total liabilities[1]	271,186	76,635	—	(192,763)	155,057
Net assets/(liabilities)	(219,587)	(41,294)	—	808,470	547,589
1    Parent Company and Other Includes eliminations of intercompany liabilities between the Parent Company and the reportable segments in the amount of $255.5 million.

	2021
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	8,129	1,500	115	235	9,979
Grant revenue	1,253	6,156	—	—	7,409
Total revenue	9,382	7,656	115	235	17,388
General and administrative expenses	(8,673)	(17,504)	(3,225)	(27,797)	(57,199)
Research and development expenses	(65,444)	(40,667)	(3,116)	(1,244)	(110,471)
Total Operating expenses	(74,118)	(58,171)	(6,341)	(29,041)	(167,671)
Other income/(expense):
Gain/(loss) on investment held at fair value	—	—	—	179,316	179,316
Realized loss on sale of investments	—	—	—	(20,925)	(20,925)
Other income/(expense)	—	70	—	1,523	1,593
Total other income/(expense)	(1)	70	—	159,914	159,983
Net finance income/(costs)	(16)	7,528	(784)	(1,679)	5,050
Share of net income/(loss) of associate accounted for using the equity method	—	—	—	(73,703)	(73,703)
Income/(loss) before taxes	(64,753)	(42,917)	(7,010)	55,727	(58,953)
(Loss)/income before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(60,368)	(44,335)	(6,248)	63,628	(47,323)
Finance income/(costs) – IFRS 9 fair value accounting	—	10,322	(716)	—	9,606
Share-based payment expense	(3,066)	(6,224)	(32)	(4,628)	(13,950)
Depreciation of tangible assets	(1,319)	(1,506)	(12)	(1,510)	(4,347)
Amortization of ROU assets	—	(1,174)	—	(1,764)	(2,938)
Amortization of intangible assets	—	—	(2)	—	(2)
Taxation	—	—	—	(3,756)	(3,756)
Income/(loss) for the year	(64,753)	(42,917)	(7,010)	51,971	(62,709)
Other comprehensive income/(loss)	—	—	—	—	—
Total comprehensive income/(loss) for the year	(64,753)	(42,917)	(7,010)	51,971	(62,709)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(64,657)	(41,283)	(6,574)	51,956	(60,558)
Non-controlling interests	(96)	(1,634)	(436)	15	(2,151)
	December 31, 2021 $000s
Consolidated Statements of Financial Position:
Total assets	125,726	64,508	1,765	754,007	946,006
Total liabilities[1]	228,789	209,212	19,645	(95,787)	361,859
Net (liabilities)/assets	(103,063)	(144,704)	(17,880)	849,794	584,147
1    Parent Company and Other Includes eliminations of intercompany liabilities between the Parent Company and the reportable segments in the amount of $233.3 million.

The proportion of net assets shown above that is attributable to non-controlling interest is disclosed in Note 18.

	2020
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Loss
Contract revenue	5,297	896	93	2,054	8,341
Grant revenue	1,563	1,864	—	—	3,427
Total revenue	6,860	2,760	93	2,054	11,768
General and administrative expenses	(3,482)	(10,752)	(2,939)	(32,267)	(49,440)
Research and development expenses	(45,346)	(33,152)	(3,128)	(234)	(81,859)
Total operating expense	(48,828)	(43,904)	(6,067)	(32,500)	(131,299)
Other income/(expense):
Gain/(loss) on investment held at fair value	—	—	—	232,674	232,674
Realized loss on sale of investments	—	—	—	(54,976)	(54,976)
Gain/(loss) on disposal of assets	(15)	(15)	—	—	(30)
Other income/(expense)	—	100	—	965	1,065
Other income/(expense)	(15)	85	—	178,662	178,732
Net finance income/(costs)	19	(4,352)	(852)	(930)	(6,115)
Share of net income/(loss) of associate accounted for using the equity method	—	—	—	(34,117)	(34,117)
Income/(loss) before taxes	(41,964)	(45,410)	(6,826)	113,170	18,969
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(38,349)	(36,736)	(5,866)	121,644	40,694
Finance income/(costs) – IFRS 9 fair value accounting	—	(3,492)	(859)	—	(4,351)
Share-based payment expense	(2,762)	(2,469)	(83)	(5,405)	(10,718)
Depreciation of tangible assets	(854)	(1,528)	(17)	(1,547)	(3,945)
Amortization of ROU assets	—	(1,186)	—	(1,523)	(2,709)
Amortization of intangible assets	—	—	(1)	—	(1)
Taxation	—	(1)	—	(14,400)	(14,401)
Income/(loss) for the year	(41,964)	(45,411)	(6,826)	98,769	4,568
Other comprehensive income/(loss)	—	—	—	469	469
Total comprehensive income/(loss) for the year	(41,964)	(45,411)	(6,826)	99,238	5,037
Total comprehensive income/(loss) attributable to:
Owners of the Company	(41,773)	(44,506)	(6,519)	99,253	6,454
Non-controlling interests	(191)	(905)	(306)	(15)	(1,417)